UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21225

Eaton Vance Massachusetts Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2014

Municipal II (EIV)    •    California II (EIA)    •    Massachusetts (MAB)    •    Michigan (MIW)

New Jersey (EMJ)    •    New York II (NYH)    •    Ohio (EIO)    •    Pennsylvania (EIP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2014

Eaton Vance

Municipal Bond Funds

Table of Contents

Performance and Fund Profile

Municipal Bond Fund II	2
California Municipal Bond Fund II	3
Massachusetts Municipal Bond Fund	4
Michigan Municipal Bond Fund	5
New Jersey Municipal Bond Fund	6
New York Municipal Bond Fund II	7
Ohio Municipal Bond Fund	8
Pennsylvania Municipal Bond Fund	9

Endnotes and Additional Disclosures	10

Financial Statements	11

Officers and Trustees	70

Important Notices	71

Eaton Vance

Municipal Bond Fund II

March 31, 2014

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	8.57%	0.83%	11.96%	5.16%
Fund at Market Price	—	7.39	–5.94	7.69	3.95
Barclays Long (22+) Year Municipal Bond Index	—	5.97%	–0.82%	8.14%	4.90%

% Premium/Discount to NAV[3]
					–6.44%

Distributions[4]
Total Distributions per share for the period					$0.379
Distribution Rate at NAV					6.09%
Taxable-Equivalent Distribution Rate at NAV					10.76%
Distribution Rate at Market Price					6.51%
Taxable-Equivalent Distribution Rate at Market Price					11.50%

% Total Leverage[5]
Auction Preferred Shares (APS)					21.14%
Residual Interest Bond (RIB)					20.00

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing .5 Absent such securities, credit quality (% of total investments) is as follows :6

AAA	8.5%	BB	1.1%
AA	69.5	B	0.2
A	15.2	Not Rated	1.3
BBB	4.2

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund II

March 31, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	9.74%	–0.07%	11.51%	4.65%
Fund at Market Price	—	6.64	–6.12	9.48	3.93
Barclays Long (22+) Year Municipal Bond Index	—	5.97%	–0.82%	8.14%	4.90%

% Premium/Discount to NAV[3]
					–7.04%

Distributions[4]
Total Distributions per share for the period					$0.365
Distribution Rate at NAV					5.85%
Taxable-Equivalent Distribution Rate at NAV					11.92%
Distribution Rate at Market Price					6.29%
Taxable-Equivalent Distribution Rate at Market Price					12.82%

% Total Leverage[5]
APS					30.53%
RIB					11.74

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	13.7%	BBB	1.8%
AA	69.1	Not Rated	1.9
A	13.5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	9.22%	–1.34%	9.97%	5.33%
Fund at Market Price	—	8.32	–6.94	8.46	3.67
Barclays Long (22+) Year Municipal Bond Index	—	5.97%	–0.82%	8.14%	4.90%

% Premium/Discount to NAV[3]
					–8.30%

Distributions[4]
Total Distributions per share for the period					$0.380
Distribution Rate at NAV					5.30%
Taxable-Equivalent Distribution Rate at NAV					9.88%
Distribution Rate at Market Price					5.78%
Taxable-Equivalent Distribution Rate at Market Price					10.77%

% Total Leverage[5]
APS					32.11%
RIB					7.88

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	17.8%	BBB	1.9%
AA	49.4	BB	3.4
A	22.1	Not Rated	5.4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

4

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2014

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	9.81%	0.62%	9.20%	5.40%
Fund at Market Price	—	8.93	–9.35	9.60	3.23
Barclays Long (22+) Year Municipal Bond Index	—	5.97%	–0.82%	8.14%	4.90%

% Premium/Discount to NAV[3]
					–11.13%

Distributions[4]
Total Distributions per share for the period					$0.364
Distribution Rate at NAV					5.20%
Taxable-Equivalent Distribution Rate at NAV					9.60%
Distribution Rate at Market Price					5.85%
Taxable-Equivalent Distribution Rate at Market Price					10.80%

% Total Leverage[5]
APS					38.56%

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

5

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	7.67%	0.53%	10.18%	5.23%
Fund at Market Price	—	8.05	–8.96	6.87	3.67
Barclays Long (22+) Year Municipal Bond Index	—	5.97%	–0.82%	8.14%	4.90%

% Premium/Discount to NAV[3]
					–10.28%

Distributions[4]
Total Distributions per share for the period					$0.350
Distribution Rate at NAV					5.10%
Taxable-Equivalent Distribution Rate at NAV					9.90%
Distribution Rate at Market Price					5.69%
Taxable-Equivalent Distribution Rate at Market Price					11.04%

% Total Leverage[5]
APS					35.24%
RIB					0.40

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	6.4%	A	24.7%
AA	57.5	BBB	11.4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

6

Eaton Vance

New York Municipal Bond Fund II

March 31, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	6.62%	–0.29%	10.33%	4.78%
Fund at Market Price	—	11.10	–6.88	8.36	3.96
Barclays Long (22+) Year Municipal Bond Index	—	5.97%	–0.82%	8.14%	4.90%

% Premium/Discount to NAV[3]
					–6.40%

Distributions[4]
Total Distributions per share for the period					$0.344
Distribution Rate at NAV					5.36%
Taxable-Equivalent Distribution Rate at NAV					10.39%
Distribution Rate at Market Price					5.73%
Taxable-Equivalent Distribution Rate at Market Price					11.10%

% Total Leverage[5]
APS					23.91%
RIB					16.79

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	22.9%	BBB	4.5%
AA	51.5	BB	0.7
A	20.4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

7

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2014

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	9.00%	0.27%	11.10%	4.48%
Fund at Market Price	—	7.71	–10.15	8.60	2.86
Barclays Long (22+) Year Municipal Bond Index	—	5.97%	–0.82%	8.14%	4.90%

% Premium/Discount to NAV[3]
					–7.97%

Distributions[4]
Total Distributions per share for the period					$0.351
Distribution Rate at NAV					5.43%
Taxable-Equivalent Distribution Rate at NAV					10.14%
Distribution Rate at Market Price					5.90%
Taxable-Equivalent Distribution Rate at Market Price					11.02%

% Total Leverage[5]
APS					32.60%
RIB					4.54

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	3.5%	BBB	3.7%
AA	73.9	Not Rated	0.1
A	18.8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

8

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	9.49%	1.27%	11.21%	5.53%
Fund at Market Price	—	9.46	–7.35	8.18	3.80
Barclays Long (22+) Year Municipal Bond Index	—	5.97%	–0.82%	8.14%	4.90%

% Premium/Discount to NAV[3]
					–8.84%

Distributions[4]
Total Distributions per share for the period					$0.387
Distribution Rate at NAV					5.74%
Taxable-Equivalent Distribution Rate at NAV					10.46%
Distribution Rate at Market Price					6.29%
Taxable-Equivalent Distribution Rate at Market Price					11.47%

% Total Leverage[5]
APS					32.90%
RIB					6.72

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	0.4%	BBB	2.5%
AA	60.7	Not Rated	5.8
A	30.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

9

Eaton Vance

Municipal Bond Funds

March 31, 2014

Endnotes and Additional Disclosures

[1]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, ordinary income and net realized capital gains. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year- end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

Important Notices to Shareholders
Effective March 20, 2014, each Fund may invest more than 15% of its net assets in illiquid securities.

Effective March 3, 2014, the Municipal Bond Fund II is managed by Cynthia J. Clemson, and Michigan Municipal Bond Fund and Ohio Municipal Bond Fund are managed by Thomas M. Metzold, CFA.

Effective January 1, 2014, the California Municipal Bond Fund II is managed by Craig R. Brandon, CFA.

10

Eaton Vance

Municipal Bond Fund II

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 168.5%

Security	Principal Amount (000’s omitted)	Value

Education — 13.1%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,367,706
Houston, TX, Higher Education Finance Corp., (St. John’s School), 5.25%, 9/1/33	565	601,115
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,960,089
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,802,575
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,127,692
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	1,500	1,528,785
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,616,295
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	546,890
Tennessee School Bond Authority, 5.50%, 5/1/38	1,000	1,103,810
University of Virginia, 5.00%, 6/1/40	1,500	1,644,135

		$16,299,092

Electric Utilities — 3.4%
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,300	$1,344,798
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	1,420	1,580,332
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	558,405
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	685	726,984

		$4,210,519

General Obligations — 15.7%
California, 5.00%, 12/1/30	$610	$682,078
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,754,021
Clark County, NV, 5.00%, 7/1/33	500	545,640
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	2,820,725
Hawaii, 5.00%, 12/1/29	2,500	2,849,825
Hawaii, 5.00%, 12/1/30	1,000	1,117,370
Mississippi, 5.00%, 10/1/36(1)	1,725	1,887,840
New York, 5.00%, 2/15/34(1)	2,750	2,992,027
New York, NY, 5.00%, 8/1/31	3,500	3,827,495
Oregon, 5.00%, 8/1/36	1,000	1,089,820

		$19,566,841

Security	Principal Amount (000’s omitted)	Value

Hospital — 5.7%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$870	$870,244
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	545	548,515
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	360	387,814
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,359,543
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,850	435,508
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,107,950
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	660,135
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,685,144

		$7,054,853

Industrial Development Revenue — 0.5%
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$595	$573,277

		$573,277

Insured – Education — 7.0%
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,500	$2,926,775
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,555	1,660,662
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,095,507

		$8,682,944

Insured – Electric Utilities — 8.5%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,077,870
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	4,703,231
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	792,301
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,229,586
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,791,631

		$10,594,619

Insured – Escrowed / Prerefunded — 7.8%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.125%, 11/15/39	$1,695	$1,758,240

11	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	$450	$467,136
Philadelphia, PA, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,250	1,435,275
Washington, (AGM), Prerefunded to 7/1/16, 5.00%, 7/1/25(1)	5,500	6,058,910

		$9,719,561

Insured – General Obligations — 6.9%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$895,163
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	12,000	4,266,480
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	510	495,684
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	2,989,277

		$8,646,604

Insured – Hospital — 20.0%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,863,330
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,540,425
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,255,176
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,000	3,209,760
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,490	1,515,107
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,561,574
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	772,005
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,801,345
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,248,276
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	518,940
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,371,326
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,545	1,687,109
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,524,641

		$24,869,014

Security	Principal Amount (000’s omitted)	Value

Insured – Industrial Development Revenue — 1.2%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,430,102

		$1,430,102

Insured – Lease Revenue / Certificates of Participation — 5.8%
Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,200,820
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	875	979,913
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,525,697
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,573,440

		$7,279,870

Insured – Other Revenue — 1.5%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$2,540	$738,886
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,168,460

		$1,907,346

Insured – Solid Waste — 1.1%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$856,017
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	489,630

		$1,345,647

Insured – Special Tax Revenue — 4.9%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$2,630,580
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	2,908,960
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	566,544

		$6,106,084

Insured – Student Loan — 1.2%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,360	$1,476,022

		$1,476,022

Insured – Transportation — 22.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$279,916

12	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	$200	$216,232
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	194,195
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	108,416
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,685,362
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	5,598,060
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,380,873
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,773,800
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,138,720
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	589,907
Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20(2)	13,885	2,217,295
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,162,741
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	280,464
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	315,990
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,957,305

		$27,899,276

Insured – Water and Sewer — 8.9%
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$670	$750,346
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	420	470,770
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	660	735,445
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,635	1,794,396
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	705	672,979
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,359,062
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	471,918
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,193,440
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,483,293
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,174,409

		$11,106,058

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 6.5%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,555,767
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,547,850

		$8,103,617

Other Revenue — 1.8%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,479,491
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	485	498,056
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	266,063

		$2,243,610

Senior Living / Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$255,290

		$255,290

Special Tax Revenue — 8.0%
Homewood, AL, City Board of Education, 5.00%, 4/1/32	$1,880	$2,022,861
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	884,453
Michigan Trunk Line Fund, 5.00%, 11/15/30	110	120,450
Michigan Trunk Line Fund, 5.00%, 11/15/31	125	136,179
Michigan Trunk Line Fund, 5.00%, 11/15/33	105	112,942
Michigan Trunk Line Fund, 5.00%, 11/15/36	80	85,724
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	509,417
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,865,182
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	3,800	4,242,130

		$9,979,338

Transportation — 12.3%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$640	$719,136
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,105,632
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,818,946
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	529,937

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	$865	$929,806
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,152,885
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,149,469
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	420	439,333
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	375	389,542
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,252,915
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,080,940
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,709,800

		$15,278,341

Water and Sewer — 4.1%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,021,300
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,555	1,477,188
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	360,875
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	284,385
Marco Island, FL, Utility System, 5.00%, 10/1/34	205	216,572
Marco Island, FL, Utility System, 5.00%, 10/1/40	910	951,823
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	720	749,477

		$5,061,620

Total Tax-Exempt Municipal Securities — 168.5% (identified cost $204,032,797)		$209,689,545

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.0%(4)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(5)(6)(7)	$47	$6,257

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(5)(6)	$167	$29,980

Total Corporate Bonds & Notes — 0.0%(4) (identified cost $10,616)		$36,237

Total Investments — 168.5% (identified cost $204,043,413)		$209,725,782

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (35.9)%		$(44,700,722)

Other Assets, Less Liabilities — (32.6)%		$(40,543,248)

Net Assets Applicable to Common Shares — 100.0%		$124,481,812

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

At March 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	12.9%
Others, representing less than 10% individually	87.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 57.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 21.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,392,130.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal.

(7)	Security is in default and making only partial interest payments.

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 171.6%

Security	Principal Amount (000’s omitted)	Value

Education — 17.0%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,452,679
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	434,555
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	173,469
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	80,737
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	401,573
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	972,361
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	134,483
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,341,936
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	359,611
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	223,841
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	151,590
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	449,919
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	469,850
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	495,162
University of California, 5.25%, 5/15/39	1,000	1,127,030

		$8,268,796

Electric Utilities — 6.8%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$835,078
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	460,727
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	135,993
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,123,950
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	742,797

		$3,298,545

General Obligations — 24.0%
California, 5.50%, 11/1/35	$1,300	$1,480,739
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,998,148
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,507,237

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	$720	$792,468
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	502,657
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	350	384,066
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	446,826
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	685	808,245
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,170	1,372,749
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,213,211
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,134,980

		$11,641,326

Hospital — 16.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,330	$1,364,274
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,400	1,442,434
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	354,949
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	498,722
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	831,810
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	643,338
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	296,674
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,067,510
Washington Township Health Care District, 5.00%, 7/1/32	555	556,937
Washington Township Health Care District, 5.25%, 7/1/29	750	750,315

		$7,806,963

Insured – Education — 7.5%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$420	$441,714
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,000	1,051,700
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	2,000	2,168,940

		$3,662,354

15	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 7.7%
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	$1,500	$1,668,600
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,035	937,855
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,114,430

		$3,720,885

Insured – Escrowed / Prerefunded — 12.3%
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$1,150	$1,430,335
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	1,025	1,274,864
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,806,358
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	459,571

		$5,971,128

Insured – General Obligations — 26.2%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$725	$788,525
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	2,069,385
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	625,619
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,631,430
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	2,121,048
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	579,738
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,358,762
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,122,857
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,454,368

		$12,751,732

Insured – Hospital — 6.4%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,309,450
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,797,162

		$3,106,612

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 3.9%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$1,750	$1,898,453

		$1,898,453

Insured – Special Tax Revenue — 9.2%
Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$1,400	$1,401,078
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	1,535	1,432,631
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	341,330
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,314,462

		$4,489,501

Insured – Transportation — 4.2%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$1,693,226
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	337,210

		$2,030,436

Insured – Water and Sewer — 8.7%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,235	$1,268,197
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	100	107,637
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	1,600	1,722,192
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	445	481,775
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	615	623,050

		$4,202,851

Lease Revenue / Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$480	$507,110

		$507,110

Special Tax Revenue — 6.3%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,637,361
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,442,428

		$3,079,789

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 11.9%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,190	$1,358,409
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	601,582
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,140,729
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,421,212
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	666,693
San Jose, Airport Revenue, 5.00%, 3/1/20	500	577,330

		$5,765,955

Water and Sewer — 2.4%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,150,611

		$1,150,611

Total Tax-Exempt Investments — 171.6% (identified cost $78,491,190)		$83,353,047

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.9)%		$(25,700,345)

Other Assets, Less Liabilities — (18.7)%		$(9,070,515)

Net Assets Applicable to Common Shares — 100.0%		$48,582,187

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 50.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 19.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $345,730.

17	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 159.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$712,600
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	782,407

		$1,495,007

Education — 28.8%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$805,883
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,209,700
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	1,000	1,142,550
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	924,740
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,025	1,141,471
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,084,490

		$7,308,834

General Obligations — 12.4%
Boston, 4.00%, 4/1/24	$200	$219,156
Cambridge, 4.00%, 2/15/21	395	447,081
Danvers, 5.25%, 7/1/36	565	623,800
Plymouth, 5.00%, 5/1/26	250	281,777
Plymouth, 5.00%, 5/1/31	225	246,670
Plymouth, 5.00%, 5/1/32	205	224,071
Wayland, 5.00%, 2/1/33	340	374,979
Wayland, 5.00%, 2/1/36	510	557,894
Winchester, 5.00%, 4/15/36	160	175,432

		$3,150,860

Hospital — 15.7%
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$775	$801,311
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	434,564
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/34	500	534,965
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	750	789,615
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	371,576
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,041,100

		$3,973,131

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 15.1%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$846,293
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	805,845
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,293,634
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	750	890,325

		$3,836,097

Insured – Electric Utilities — 4.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,067,526

		$1,067,526

Insured – Escrowed / Prerefunded — 11.1%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,013,296
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), Prerefunded to 7/1/15, 5.00%, 7/1/35	750	794,775

		$2,808,071

Insured – General Obligations — 13.5%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,370,953
Revere, (AGC), 5.00%, 4/1/39	1,000	1,041,460

		$3,412,413

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$235,224

		$235,224

Insured – Lease Revenue / Certificates of Participation — 4.9%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,248,730

		$1,248,730

Insured – Other Revenue — 1.9%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$484,716

		$484,716

18	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 15.7%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,225	$1,229,447
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	495,764
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,248,241
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	896,197
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	98,252

		$3,967,901

Insured – Water and Sewer — 4.5%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,146,394

		$1,146,394

Other Revenue — 3.5%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$359,082
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	490	537,520

		$896,602

Senior Living / Life Care — 2.8%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$745	$714,440

		$714,440

Special Tax Revenue — 5.6%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$95	$107,166
Massachusetts Bay Transportation Authority, Special Tax Revenue, 5.00%, 7/1/35	1,210	1,321,320

		$1,428,486

Transportation — 9.3%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,064,860
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	523,205
Massachusetts Port Authority, 5.00%, 7/1/28	250	284,923
Massachusetts Port Authority, 5.00%, 7/1/34	435	474,637

		$2,347,625

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.4%
Boston Water & Sewer Commission, 5.00%, 11/1/27	$750	$856,455

		$856,455

Total Tax-Exempt Investments — 159.2% (identified cost $37,232,032)		$40,378,512

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.5)%		$(13,575,316)

Other Assets, Less Liabilities — (5.7)%		$(1,435,000)

Net Assets Applicable to Common Shares — 100.0%		$25,368,196

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 45.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 18.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $390,325.

19	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 163.6%

Security	Principal Amount (000’s omitted)	Value

Education — 6.2%
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$250	$250,095
Michigan Technological University, 4.00%, 10/1/36	570	545,900
Wayne State University, 5.00%, 11/15/40	500	525,910

		$1,321,905

Electric Utilities — 7.8%
Holland, Electric Utility System, 5.00%, 7/1/39(1)	$865	$929,339
Michigan Public Power Agency, 5.00%, 1/1/43	700	719,180

		$1,648,519

Escrowed / Prerefunded — 2.0%
Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$400	$421,268

		$421,268

General Obligations — 42.1%
Birmingham Public Schools, 4.00%, 5/1/32	$1,000	$1,017,140
Bloomfield Hills Schools, MI, 4.00%, 5/1/37	500	503,210
Buchanan Community Schools, 4.00%, 5/1/31	500	503,360
Chippewa Valley Schools, 5.00%, 5/1/31	750	818,865
Comstock Park Public Schools, 5.00%, 5/1/28	170	184,926
Comstock Park Public Schools, 5.125%, 5/1/31	205	218,251
Comstock Park Public Schools, 5.25%, 5/1/33	165	178,294
HealthSource Saginaw, Inc., Saginaw County, 4.00%, 5/1/29	500	508,810
Howell Public Schools, 4.50%, 5/1/29	620	659,934
Lansing Community College, 5.00%, 5/1/30	750	822,780
Livingston County, 4.00%, 6/1/30	225	229,631
Northview Public Schools, 5.00%, 5/1/41	895	934,273
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	760,365
St. Clair County, (Convention Center), 3.75%, 4/1/42	375	321,480
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	682,758
Whitmore Lake Public School District, 4.00%, 5/1/32	600	600,900

		$8,944,977

Hospital — 19.4%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$795,397
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	523,230
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	793,290

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	$750	$781,853
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	515,820
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	717,164

		$4,126,754

Insured – Education — 2.2%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$469,343

		$469,343

Insured – Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$578,762

		$578,762

Insured – Escrowed / Prerefunded — 21.0%
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	$1,135	$1,139,279
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,008,660
Reed City Public Schools, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,300	1,305,278

		$4,453,217

Insured – General Obligations — 27.1%
Battle Creek, (BAM), 5.00%, 6/1/33	$500	$513,480
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	528,175
Livonia Public Schools School District, (AGM), 5.00%, 5/1/43	750	777,398
Okemos Public Schools, (NPFG), 0.00%, 5/1/19(2)	1,330	1,191,813
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,061,670
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,155,440
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	517,580

		$5,745,556

Insured – Lease Revenue / Certificates of Participation — 8.8%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$480,240
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	3,100	1,386,134

		$1,866,374

20	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$615	$78,474

		$78,474

Insured – Water and Sewer — 11.7%
Detroit Water Supply System, (NPFG), 5.00%, 7/1/30	$1,425	$1,381,267
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,100,210

		$2,481,477

Special Tax Revenue — 5.0%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,071,550

		$1,071,550

Transportation — 2.5%
Wayne County Airport Authority, 5.00%, 12/1/31	$500	$521,210

		$521,210

Water and Sewer — 4.7%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$724,221
Port Huron, Water Supply System, 5.25%, 10/1/31	250	264,515

		$988,736

Total Tax-Exempt Investments — 163.6% (identified cost $33,631,692)		$34,718,122

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.8)%		$(13,325,214)

Other Assets, Less Liabilities — (0.8)%		$(164,840)

Net Assets Applicable to Common Shares — 100.0%		$21,228,068

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 45.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 13.3% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 150.7%

Security	Principal Amount (000’s omitted)	Value

Education — 9.4%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	$750	$764,393
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33(1)	340	373,898
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34(1)	210	230,189
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29	500	573,290
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	385,718
New Jersey Institute of Technology, 5.00%, 7/1/42	735	780,070
Rutgers State University, 5.00%, 5/1/39	250	269,370

		$3,376,928

General Obligations — 4.4%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,556,555

		$1,556,555

Hospital — 12.5%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$685	$691,254
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	250	260,740
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	534,895
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	250	253,450
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	255	292,023
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	321,600
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	750	764,250
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,345	1,357,145

		$4,475,357

Housing — 2.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$940	$982,638

		$982,638

Insured – Education — 6.6%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$874,837

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	$1,145	$1,184,754
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	286,300

		$2,345,891

Insured – Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$583,506
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	302,783

		$886,289

Insured – General Obligations — 43.5%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,760,825
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,067,160
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	341,709
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	364,130
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	386,582
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	382	410,142
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,589,280
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	601,900
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,281,350
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,310	2,066,619
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,063,060
Lakewood Township, (AGC), 5.75%, 11/1/31	700	771,071
Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,015	1,050,312
Nutley School District, (NPFG), 4.75%, 7/15/30	110	114,910
Nutley School District, (NPFG), 4.75%, 7/15/31	410	427,130
Paterson, (BAM), 5.00%, 1/15/26	250	275,990

		$15,572,170

Insured – Hospital — 11.6%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	$2,000	$2,147,660
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	176,440
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	250	259,470

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,500	$1,584,405

		$4,167,975

Insured – Lease Revenue / Certificates of Participation — 9.1%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,200,820
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,300	1,455,870
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	595,820

		$3,252,510

Insured – Special Tax Revenue — 12.7%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$817,880
Garden State Preservation Trust, (AGM), Prerefunded to 11/1/15, 5.80%, 11/1/21	500	543,890
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	985,091
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26(3)	2,380	1,431,261
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	636,149
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	140,998

		$4,555,269

Insured – Transportation — 7.8%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,500	$1,799,385
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	778,889
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	197,582

		$2,775,856

Insured – Water and Sewer — 9.7%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$2,991,960
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	468,795

		$3,460,755

Lease Revenue / Certificates of Participation — 1.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$623,346

		$623,346

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$681,926

		$681,926

Student Loan — 2.9%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,041,457

		$1,041,457

Transportation — 9.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$625,760
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	220,403
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	610	678,381
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/26	1,000	582,680
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,290,243

		$3,397,467

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$795,963

		$795,963

Total Tax-Exempt Municipal Securities — 150.7% (identified cost $50,096,674)		$53,948,352

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 1.3%

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.3%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$500	$469,725

Total Taxable Municipal Securities — 1.3% (identified cost $494,542)		$469,725

Total Investments — 152.0% (identified cost $50,591,216)		$54,418,077

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.8)%		$(19,600,368)

Other Assets, Less Liabilities — 2.8%		$979,791

Net Assets Applicable to Common Shares — 100.0%		$35,797,500

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 68.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.4% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 165.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.5%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$810,030

		$810,030

Education — 22.1%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$605	$653,467
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	110	118,781
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	60	66,186
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	350	351,603
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,386,639
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,399,236
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	565	628,455
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	657,293
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	354,764
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,075,010
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	557,858

		$7,249,292

Electric Utilities — 5.1%
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	$580	$356,253
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,160	1,304,617

		$1,660,870

General Obligations — 10.3%
Long Beach City School District, 4.50%, 5/1/26	$770	$827,943
New York, 5.00%, 2/15/34(1)	1,000	1,088,010
New York City, 5.00%, 8/1/34(1)	1,350	1,463,521

		$3,379,474

Hospital — 8.1%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$147,740
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	189,792

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	$500	$516,910
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	270,060
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	335	349,824
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,135	1,195,529

		$2,669,855

Housing — 1.4%
New York Mortgage Agency, 3.55%, 10/1/33	$500	$467,155

		$467,155

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$419,284

		$419,284

Insured – Education — 26.4%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$1,440	$1,576,498
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,372,625
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	362,088
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	570,980
New York Dormitory Authority, (Skidmore College), (NPFG), 5.00%, 7/1/33	500	501,485
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	850	881,892
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,412,877

		$8,678,445

Insured – Electric Utilities — 3.5%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$500	$569,605
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	500	582,745

		$1,152,350

Insured – Escrowed / Prerefunded — 3.3%
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	$1,000	$1,092,590

		$1,092,590

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 10.8%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$600,297
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	630,218
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	265,980
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	196,564
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	201,455
Sachem Central School District, (NPFG), 4.25%, 10/15/28	410	418,294
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	205,341
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	208,392
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	227,676
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	237,710
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	371,557

		$3,563,484

Insured – Hospital — 3.3%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$567,315
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	528,865

		$1,096,180

Insured – Housing — 3.1%
New York City Housing Development Corp., (NPFG), 4.95%, 11/1/33	$1,000	$1,004,790

		$1,004,790

Insured – Other Revenue — 6.4%
New York City Cultural Resources Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$700	$707,084
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	330	331,967
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	950	1,069,899

		$2,108,950

Insured – Special Tax Revenue — 9.8%
Metropolitan Transportation Authority, Dedicated Tax Revenue, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,061,000
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	510	614,219
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	306,289
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	151,206

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	$385	$394,228
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	690	706,429

		$3,233,371

Insured – Water and Sewer — 4.2%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$905	$1,029,953
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	350	356,339

		$1,386,292

Other Revenue — 7.5%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$428,362
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,050,288

		$2,478,650

Special Tax Revenue — 18.3%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1) (2)	$500	$558,175
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,036,467
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	705,751
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,117,430
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	588,279

		$6,006,102

Transportation — 17.8%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,126,620
Nassau County Bridge Authority, 5.00%, 10/1/35	350	365,278
Nassau County Bridge Authority, 5.00%, 10/1/40	65	67,650
New York Bridge Authority, 5.00%, 1/1/26	205	232,775
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,255,394
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	905,583
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	368,533

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	$500	$532,875

		$5,854,708

Total Tax-Exempt Investments — 165.2% (identified cost $51,900,691)		$54,311,872

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.3)%		$(13,250,214)

Other Assets, Less Liabilities — (24.9)%		$(8,191,422)

Net Assets Applicable to Common Shares — 100.0%		$32,870,236

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 42.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.7% to 17.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $183,175.

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 152.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 11.7%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$990	$952,251
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	773,626
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	1,040	1,163,011
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	895	946,042

		$3,834,930

Education — 8.9%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$314,464
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	545,595
Ohio State University, 5.00%, 12/1/30	1,270	1,508,074
Wright State University, 5.00%, 5/1/31	500	531,355

		$2,899,488

Electric Utilities — 1.7%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$543,200

		$543,200

Escrowed/Prerefunded — 0.2%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	$55	$67,991

		$67,991

General Obligations — 13.6%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$294,967
Beavercreek City School District, 5.00%, 12/1/30	900	997,569
Canton Local School District, (School Facilities Construction and Improvement), 5.00%, 11/1/43	1,000	1,051,360
Franklin County, 5.00%, 12/1/27	500	551,795
Marysville Exempted Village School District, 4.00%, 12/1/26	1,000	1,036,550
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	530,755

		$4,462,996

Hospital — 13.3%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	$440	$458,630

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	$250	$272,042
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	516,990
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	519,690
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	779,039
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	538,640
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	490,953
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	615,212
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	176,864

		$4,368,060

Insured – Education — 18.7%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,114,530
Kent State University, (AGC), 5.00%, 5/1/29	360	387,803
Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	2,000	1,982,780
Ohio University, (AGM), 5.00%, 12/1/33	500	530,175
University of Akron, Series B, (AGM), 5.00%, 1/1/38	1,000	1,046,390
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,063,760

		$6,125,438

Insured – Electric Utilities — 17.8%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$700	$730,177
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,543,245
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	273,850
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	2,986,550
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	289,381

		$5,823,203

Insured – Escrowed / Prerefunded — 9.0%
Cleveland Municipal School District, (AGM), Prerefunded to 6/1/14, 5.00%, 12/1/27	$1,000	$1,008,150
Hamilton County, (Cincinnati Children’s Hospital Medical Center), (NPFG), Prerefunded to 5/15/14, 5.00%, 5/15/32	425	427,508
Hamilton County, (Cincinnati Children’s Hospital Medical Center), (NPFG), Prerefunded to 5/15/14, 5.125%, 5/15/28	1,500	1,509,090

		$2,944,748

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 29.4%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$464,042
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	596,775
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,000	1,097,950
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,508,444
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,498,248
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	795,832
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	549,745
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	1,066,610
Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,000	2,073,420

		$9,651,066

Insured – Hospital — 1.6%
Lorain County, (Catholic Healthcare Partners), (AGM), 15.406%, 2/1/29(1)(2)(3)	$440	$539,158

		$539,158

Insured – Special Tax Revenue — 10.2%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$869,271
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,426,963
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	31,900

		$3,328,134

Insured – Transportation — 2.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$504,014
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)(5)	500	459,325

		$963,339

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$375,270

		$375,270

Senior Living / Life Care — 2.5%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$382,159
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	198,704
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	236,126

		$816,989

Transportation — 3.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$70,413
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,078,680

		$1,149,093

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 6.6%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$808,268
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(4)(5)	1,000	1,004,910
Toledo Sewerage System Revenue, 5.00%, 11/15/28	300	334,278

		$2,147,456

Total Tax-Exempt Investments — 152.7% (identified cost $46,295,922)		$50,040,559

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.9)%		$(17,000,321)

Other Assets, Less Liabilities — (0.8)%		$(258,339)

Net Assets Applicable to Common Shares — 100.0%		$32,781,899

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 58.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 19.1% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $539,158 or 1.6% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at March 31, 2014.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $414,235.

29	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 163.6%

Security	Principal Amount (000’s omitted)	Value

Education — 28.3%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,158,643
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	640	675,616
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/44	250	263,175
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,639,965
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	829,740
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	452,272
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	967,078
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	3,003,414
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	596,775
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	818,550
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	273,535
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	614,894

		$11,293,657

General Obligations — 15.4%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,128,290
Pennsylvania, 4.00%, 4/1/29(1)(2)	3,000	3,135,000
West York Area School District, 5.00%, 4/1/33	750	817,762
York County, 5.00%, 6/1/38	1,000	1,071,690

		$6,152,742

Hospital — 15.4%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$775,305
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,035,570
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	495,335
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,270,550
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	518,315

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	$250	$261,448
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	705,523
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	750	807,510
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	265,990

		$6,135,546

Housing — 1.2%
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	$500	$464,170

		$464,170

Insured – Education — 13.8%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$528,510
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,530	1,593,266
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,000	1,001,990
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	500	515,765
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	529,590
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	393,896
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	933,800

		$5,496,817

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$444,009
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	677,872

		$1,121,881

Insured – Escrowed / Prerefunded — 1.3%
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	$500	$519,040

		$519,040

Insured – General Obligations — 31.0%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,368,562
Centennial School District, (AGM), 5.25%, 12/15/37	660	738,395
Central Greene School District, (AGM), 5.00%, 2/15/35	1,350	1,430,622

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Erie School District, (AMBAC), 0.00%, 9/1/30	$1,000	$471,690
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	518,125
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	796,785
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	1,944,355
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,424,024
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,589,910
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,021,190
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,074,698

		$12,378,356

Insured – Hospital — 5.0%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$307,183
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,674,221

		$1,981,404

Insured – Industrial Development Revenue — 2.7%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,067,240

		$1,067,240

Insured – Lease Revenue / Certificates of Participation — 4.5%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$535,830
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,256,043

		$1,791,873

Insured – Special Tax Revenue — 3.1%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,064,330
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	165,242

		$1,229,572

Insured – Transportation — 5.7%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$325,007
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	2,100	1,929,165

		$2,254,172

Insured – Utilities — 2.3%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$913,096

		$913,096

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 14.2%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$319,983
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,607,865
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	532,140
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	807,778
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,217,317
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,017,446
Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	150	157,245

		$5,659,774

Senior Living / Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$204,310

		$204,310

Special Tax Revenue — 4.5%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,692,435
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	120,217

		$1,812,652

Transportation — 8.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$493,184
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	766,164
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,084,180
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	500	502,300
Philadelphia Airport, 5.25%, 6/15/27	500	545,135

		$3,390,963

Water and Sewer — 3.4%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$523,715
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	816,691

		$1,340,406

Total Tax-Exempt Investments — 163.6% (identified cost $62,721,680)		$65,207,671

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Value

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.5)%	$(21,725,507)

Other Assets, Less Liabilities — (9.1)%	$(3,618,937)

Net Assets Applicable to Common Shares — 100.0%	$39,863,227

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 52.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,614,165.

32	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Assets and Liabilities (Unaudited)

	March 31, 2014
Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Investments —
Identified cost	$204,043,413	$78,491,190	$37,232,032	$33,631,692
Unrealized appreciation	5,682,369	4,861,857	3,146,480	1,086,430
Investments, at value	$209,725,782	$83,353,047	$40,378,512	$34,718,122
Cash	$—	$—	$1,387,122	$253,758
Restricted cash*	129,000	95,000	50,000	36,000
Interest receivable	2,751,742	871,121	496,751	495,353
Receivable for investments sold	480,471	—	—	—
Receivable for variation margin on open financial futures contracts	13,750	8,125	4,375	3,750
Deferred debt issuance costs	36,040	16,528	1,612	—
Total assets	$213,136,785	$84,343,821	$42,318,372	$35,506,983

Liabilities
Payable for floating rate notes issued	$42,295,000	$9,885,000	$3,330,000	$—
Payable for investments purchased	551,305	—	—	—
Payable for when-issued securities	—	—	—	921,329
Due to custodian	891,964	97,202	—	—
Payable to affiliates:
Investment adviser fee	98,539	38,368	18,993	16,103
Trustees’ fees	—	—	1,075	—
Interest expense and fees payable	72,208	15,658	6,353	—
Accrued expenses	45,235	25,061	18,439	16,269
Total liabilities	$43,954,251	$10,061,289	$3,374,860	$953,701
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$44,700,722	$25,700,345	$13,575,316	$13,325,214
Net assets applicable to common shares	$124,481,812	$48,582,187	$25,368,196	$21,228,068

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$100,134	$38,852	$17,685	$15,141
Additional paid-in capital	141,844,963	55,017,475	24,878,979	21,061,153
Accumulated net realized loss	(22,850,929)	(11,418,139)	(2,730,599)	(983,947)
Accumulated undistributed (distributions in excess of) net investment income	(205,613)	122,422	84,005	73,594
Net unrealized appreciation	5,593,257	4,821,577	3,118,126	1,062,127
Net assets applicable to common shares	$124,481,812	$48,582,187	$25,368,196	$21,228,068

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,788 (1)	1,028	543	533

Common Shares Outstanding	10,013,381	3,885,230	1,768,514	1,514,065

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$12.43	$12.50	$14.34	$14.02

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

(1)	Comprised of 894 Series A shares and 894 Series B shares.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2014
Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investments —
Identified cost	$50,591,216	$51,900,691	$46,295,922	$62,721,680
Unrealized appreciation	3,826,861	2,411,181	3,744,637	2,485,991
Investments, at value	$54,418,077	$54,311,872	$50,040,559	$65,207,671
Cash	$1,119,321	$391,972	$193,318	$—
Restricted cash*	150,000	66,000	60,000	167,000
Interest receivable	544,286	707,803	579,266	795,477
Receivable for investments sold	25,000	—	—	—
Receivable for variation margin on open financial futures contracts	15,625	6,875	6,250	17,188
Deferred debt issuance costs	222	2,510	—	—
Total assets	$56,272,531	$55,487,032	$50,879,393	$66,187,336

Liabilities
Payable for floating rate notes issued	$225,000	$9,305,000	$1,050,000	$4,440,000
Payable for when-issued securities	601,677	—	—	—
Due to custodian	—	—	—	91,526
Payable to affiliates:
Investment adviser fee	25,890	25,831	23,652	30,632
Interest expense and fees payable	361	12,993	2,964	13,633
Accrued expenses	21,735	22,758	20,557	22,811
Total liabilities	$874,663	$9,366,582	$1,097,173	$4,598,602
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$19,600,368	$13,250,214	$17,000,321	$21,725,507
Net assets applicable to common shares	$35,797,500	$32,870,236	$32,781,899	$39,863,227

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$26,089	$25,669	$25,370	$29,598
Additional paid-in capital	36,954,964	36,355,002	35,585,298	41,928,282
Accumulated net realized loss	(5,102,425)	(6,021,784)	(6,647,577)	(4,712,524)
Accumulated undistributed net investment income	193,274	144,724	114,676	243,270
Net unrealized appreciation	3,725,598	2,366,625	3,704,132	2,374,601
Net assets applicable to common shares	$35,797,500	$32,870,236	$32,781,899	$39,863,227

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	784	530	680	869

Common Shares Outstanding	2,608,910	2,566,941	2,536,999	2,959,759

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.72	$12.81	$12.92	$13.47

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2014
Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Interest	$4,734,990	$1,830,524	$887,226	$745,946
Total investment income	$4,734,990	$1,830,524	$887,226	$745,946

Expenses
Investment adviser fee	$567,808	$220,278	$109,183	$92,452
Trustees’ fees and expenses	4,560	1,918	2,152	952
Custodian fee	27,760	16,013	12,751	12,216
Transfer and dividend disbursing agent fees	9,183	9,133	9,088	9,368
Legal and accounting services	69,566	24,590	19,317	18,094
Printing and postage	11,315	4,747	4,048	3,783
Interest expense and fees	130,360	28,519	10,133	—
Preferred shares service fee	33,472	19,245	10,164	9,977
Miscellaneous	27,472	17,581	14,838	14,507
Total expenses	$881,496	$342,024	$191,674	$161,349
Deduct —
Reduction of custodian fee	$191	$375	$286	$119
Total expense reductions	$191	$375	$286	$119

Net expenses	$881,305	$341,649	$191,388	$161,230

Net investment income	$3,853,685	$1,488,875	$695,838	$584,716

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(87,663)	$54,950	$13,932	$217,575
Financial futures contracts	(123,514)	(116,125)	(33,681)	(21,486)
Net realized gain (loss)	$(211,177)	$(61,175)	$(19,749)	$196,089
Change in unrealized appreciation (depreciation) —
Investments	$6,081,998	$2,808,516	$1,452,183	$1,080,992
Financial futures contracts	3,885	46,478	(5,907)	(6,360)
Net change in unrealized appreciation (depreciation)	$6,085,883	$2,854,994	$1,446,276	$1,074,632

Net realized and unrealized gain	$5,874,706	$2,793,819	$1,426,527	$1,270,721

Distributions to preferred shareholders
From net investment income	$(23,010)	$(12,843)	$(7,156)	$(6,706)

Net increase in net assets from operations	$9,705,381	$4,269,851	$2,115,209	$1,848,731

35	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Operations (Unaudited) — continued

	Six Months Ended March 31, 2014
Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Interest	$1,213,044	$1,211,496	$1,165,467	$1,520,732
Total investment income	$1,213,044	$1,211,496	$1,165,467	$1,520,732

Expenses
Investment adviser fee	$149,350	$148,981	$135,863	$176,156
Trustees’ fees and expenses	1,386	1,390	1,281	1,590
Custodian fee	13,786	14,211	13,605	14,743
Transfer and dividend disbursing agent fees	9,099	9,398	9,098	9,223
Legal and accounting services	21,302	23,368	21,270	21,101
Printing and postage	4,928	4,914	5,082	5,413
Interest expense and fees	1,212	26,282	4,840	18,637
Preferred shares service fee	14,677	9,921	12,729	16,267
Miscellaneous	15,763	16,322	16,339	16,459
Total expenses	$231,503	$254,787	$220,107	$279,589
Deduct —
Reduction of custodian fee	$188	$197	$146	$65
Total expense reductions	$188	$197	$146	$65

Net expenses	$231,315	$254,590	$219,961	$279,524

Net investment income	$981,729	$956,906	$945,506	$1,241,208

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$99,294	$(42,826)	$82,526	$(47,881)
Financial futures contracts	(146,845)	(52,927)	(57,961)	(132,317)
Net realized gain (loss)	$(47,551)	$(95,753)	$24,565	$(180,198)
Change in unrealized appreciation (depreciation) —
Investments	$1,571,153	$1,128,090	$1,706,632	$2,362,227
Financial futures contracts	(5,059)	(9,281)	9,887	(23,203)
Net change in unrealized appreciation (depreciation)	$1,566,094	$1,118,809	$1,716,519	$2,339,024

Net realized and unrealized gain	$1,518,543	$1,023,056	$1,741,084	$2,158,826

Distributions to preferred shareholders
From net investment income	$(10,458)	$(6,546)	$(9,007)	$(11,452)

Net increase in net assets from operations	$2,489,814	$1,973,416	$2,677,583	$3,388,582

36	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Changes in Net Assets

	Six Months Ended March 31, 2014 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$3,853,685	$1,488,875	$695,838	$584,716
Net realized gain (loss) from investment transactions and financial futures contracts	(211,177)	(61,175)	(19,749)	196,089
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	6,085,883	2,854,994	1,446,276	1,074,632
Distributions to preferred shareholders —
From net investment income	(23,010)	(12,843)	(7,156)	(6,706)
Net increase in net assets from operations	$9,705,381	$4,269,851	$2,115,209	$1,848,731
Distributions to common shareholders —
From net investment income	$(3,792,508)	$(1,420,036)	$(672,032)	$(551,868)
Total distributions to common shareholders	$(3,792,508)	$(1,420,036)	$(672,032)	$(551,868)

Net increase in net assets	$5,912,873	$2,849,815	$1,443,177	$1,296,863

Net Assets Applicable to Common Shares
At beginning of period	$118,568,939	$45,732,372	$23,925,019	$19,931,205
At end of period	$124,481,812	$48,582,187	$25,368,196	$21,228,068

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of period	$(205,613)	$122,422	$84,005	$73,594

37	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Changes in Net Assets — continued

	Six Months Ended March 31, 2014 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$981,729	$956,906	$945,506	$1,241,208
Net realized gain (loss) from investment transactions and financial futures contracts	(47,551)	(95,753)	24,565	(180,198)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,566,094	1,118,809	1,716,519	2,339,024
Distributions to preferred shareholders —
From net investment income	(10,458)	(6,546)	(9,007)	(11,452)
Net increase in net assets from operations	$2,489,814	$1,973,416	$2,677,583	$3,388,582
Distributions to common shareholders —
From net investment income	$(913,113)	$(881,744)	$(890,487)	$(1,143,953)
Total distributions to common shareholders	$(913,113)	$(881,744)	$(890,487)	$(1,143,953)

Net increase in net assets	$1,576,701	$1,091,672	$1,787,096	$2,244,629

Net Assets Applicable to Common Shares
At beginning of period	$34,220,799	$31,778,564	$30,994,803	$37,618,598
At end of period	$35,797,500	$32,870,236	$32,781,899	$39,863,227

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$193,274	$144,724	$114,676	$243,270

38	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2013
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$7,525,317	$2,938,111	$1,415,792	$1,194,090
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	(218,175)	(312,753)	81,152	415,740
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(14,918,050)	(6,007,800)	(4,303,002)	(3,228,129)
Distributions to preferred shareholders —
From net investment income	(89,559)	(51,075)	(26,566)	(25,938)
Net decrease in net assets from operations	$(7,700,467)	$(3,433,517)	$(2,832,624)	$(1,644,237)
Distributions to common shareholders —
From net investment income	$(7,583,773)	$(2,917,478)	$(1,391,104)	$(1,185,728)
Total distributions to common shareholders	$(7,583,773)	$(2,917,478)	$(1,391,104)	$(1,185,728)
Capital share transactions —
Reinvestment of distributions to common shareholders	$80,915	$20,779	$11,047	$2,212
Net increase in net assets from capital share transactions	$80,915	$20,779	$11,047	$2,212

Net decrease in net assets	$(15,203,325)	$(6,330,216)	$(4,212,681)	$(2,827,753)

Net Assets Applicable to Common Shares
At beginning of year	$133,772,264	$52,062,588	$28,137,700	$22,758,958
At end of year	$118,568,939	$45,732,372	$23,925,019	$19,931,205

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of year	$(243,780)	$66,426	$67,355	$47,452

39	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2013
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,979,130	$1,832,367	$1,867,747	$2,404,346
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	827,815	(173,078)	(45,778)	249,110
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(4,841,029)	(3,770,993)	(3,982,158)	(5,413,920)
Distributions to preferred shareholders —
From net investment income	(38,265)	(25,993)	(34,076)	(42,842)
Net decrease in net assets from operations	$(2,072,349)	$(2,137,697)	$(2,194,265)	$(2,803,306)
Distributions to common shareholders —
From net investment income	$(1,895,291)	$(1,763,312)	$(1,824,719)	$(2,386,340)
Total distributions to common shareholders	$(1,895,291)	$(1,763,312)	$(1,824,719)	$(2,386,340)
Capital share transactions —
Reinvestment of distributions to common shareholders	$48,477	$10,514	$28,917	$17,233
Net increase in net assets from capital share transactions	$48,477	$10,514	$28,917	$17,233

Net decrease in net assets	$(3,919,163)	$(3,890,495)	$(3,990,067)	$(5,172,413)

Net Assets Applicable to Common Shares
At beginning of year	$38,139,962	$35,669,059	$34,984,870	$42,791,011
At end of year	$34,220,799	$31,778,564	$30,994,803	$37,618,598

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$135,116	$76,108	$68,664	$157,467

40	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Cash Flows (Unaudited)*

	Six Months Ended March 31, 2014
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	New York Fund II
Net increase in net assets from operations	$9,705,381	$4,269,851	$1,973,416
Distributions to preferred shareholders	23,010	12,843	6,546
Net increase in net assets from operations excluding distributions to preferred shareholders	$9,728,391	$4,282,694	$1,979,962
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(10,730,379)	(4,836,307)	(3,302,958)
Investments sold	9,875,197	2,877,495	1,681,329
Net amortization/accretion of premium (discount)	(274,574)	(205,205)	(34,279)
Amortization of deferred debt issuance costs	4,229	1,249	557
Decrease in restricted cash	45,000	10,000	—
Increase in interest receivable	(57,176)	(8,440)	(33,169)
Increase in receivable for variation margin on open financial futures contracts	(10,125)	(7,625)	(5,500)
Increase in payable to affiliate for investment adviser fee	7,456	3,168	2,262
Increase (decrease) in interest expense and fees payable	(3,738)	(2,488)	338
Decrease in accrued expenses	(53,441)	(38,153)	(36,860)
Net change in unrealized (appreciation) depreciation from investments	(6,081,998)	(2,808,516)	(1,128,090)
Net realized (gain) loss from investments	87,663	(54,950)	42,826
Net cash provided by (used in) operating activities	$2,536,505	$(787,078)	$(833,582)

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(3,792,508)	$(1,420,036)	$(881,744)
Cash distributions paid to preferred shareholders	(22,850)	(12,901)	(6,582)
Proceeds from secured borrowings	1,530,000	—	615,000
Repayment of secured borrowings	(1,120,000)	—	—
Increase in due to custodian	868,853	97,202	—
Net cash used in financing activities	$(2,536,505)	$(1,335,735)	$(273,326)

Net increase (decrease) in cash	$—	$(2,122,813)	$(1,106,908)

Cash at beginning of period	$—	$2,122,813	$1,498,880

Cash at end of period	$—	$—	$391,972

Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$129,869	$29,758	$25,387

*	Statement of Cash Flows is not required for Massachusetts Fund, Michigan Fund, New Jersey Fund, Ohio Fund and Pennsylvania Fund.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$11.840		$13.370	$12.040	$12.720	$12.880	$11.030

Income (Loss) From Operations
Net investment income(1)	$0.385		$0.752	$0.778	$0.929	$0.961	$0.943
Net realized and unrealized gain (loss)	0.586		(1.516)	1.437	(0.638)	(0.164)	1.813
Distributions to preferred shareholders(1)
From net investment income	(0.002)		(0.009)	(0.011)	(0.015)	(0.018)	(0.058)

Total income (loss) from operations	$0.969		$(0.773)	$2.204	$0.276	$0.779	$2.698

Less Distributions to Common Shareholders
From net investment income	$(0.379)		$(0.757)	$(0.874)	$(0.956)	$(0.939)	$(0.848)

Total distributions to common shareholders	$(0.379)		$(0.757)	$(0.874)	$(0.956)	$(0.939)	$(0.848)

Net asset value — End of period (Common shares)	$12.430		$11.840	$13.370	$12.040	$12.720	$12.880

Market value — End of period (Common shares)	$11.630		$11.200	$13.880	$13.280	$14.010	$13.370

Total Investment Return on Net Asset Value(2)	8.57	%(3)	(5.83)%	18.56%	2.45%	6.26%	26.08%

Total Investment Return on Market Value(2)	7.39	%(3)	(14.20)%	11.59%	2.60%	12.78%	23.88%

42	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$124,482		$118,569	$133,772	$120,308	$126,814	$128,150
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.25	%(5)	1.23%	1.37%	1.50%	1.22%	1.28%
Interest and fee expense(6)	0.22	%(5)	0.23%	0.28%	0.35%	0.38%	0.87%
Total expenses before custodian fee reduction	1.47	%(5)	1.46%	1.65%	1.85%	1.60%	2.15%
Expenses after custodian fee reduction excluding interest and fees	1.25	%(5)	1.23%	1.37%	1.49%	1.22%	1.27%
Net investment income	6.42	%(5)	5.83%	6.14%	8.23%	7.86%	9.05%
Portfolio Turnover	5	%(3)	7%	16%	12%	13%	22%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees(7)	0.91	%(5)	0.91%	1.02%	1.07%	0.89%	0.89%
Interest and fee expense(6)	0.16	%(5)	0.17%	0.20%	0.25%	0.28%	0.61%
Total expenses(7)	1.07	%(5)	1.08%	1.22%	1.32%	1.17%	1.50%
Net investment income	4.68	%(5)	4.33%	4.54%	5.89%	5.75%	6.32%
Senior Securities:
Total preferred shares outstanding	1,788		1,788	1,788	1,788	1,788	1,788
Asset coverage per preferred share(8)	$94,621		$91,314	$99,818	$92,287	$95,926	$96,674
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$11.770		$13.410	$11.730	$12.520	$12.940	$11.310

Income (Loss) From Operations
Net investment income(1)	$0.383		$0.756	$0.777	$0.855	$0.898	$0.877
Net realized and unrealized gain (loss)	0.715		(1.632)	1.712	(0.761)	(0.433)	1.601
Distributions to preferred shareholders(1)
From net investment income	(0.003)		(0.013)	(0.016)	(0.023)	(0.027)	(0.084)

Total income (loss) from operations	$1.095		$(0.889)	$2.473	$0.071	$0.438	$2.394

Less Distributions to Common Shareholders
From net investment income	$(0.365)		$(0.751)	$(0.793)	$(0.861)	$(0.858)	$(0.764)

Total distributions to common shareholders	$(0.365)		$(0.751)	$(0.793)	$(0.861)	$(0.858)	$(0.764)

Net asset value — End of period (Common shares)	$12.500		$11.770	$13.410	$11.730	$12.520	$12.940

Market value — End of period (Common shares)	$11.620		$11.260	$13.630	$12.260	$13.250	$12.500

Total Investment Return on Net Asset Value(2)	9.74	%(3)	(6.75)%	21.62%	1.31%	3.93%	23.06%

Total Investment Return on Market Value(2)	6.64	%(3)	(12.29)%	18.36%	0.06%	13.86%	31.17%

44	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$48,582		$45,732	$52,063	$45,535	$48,529	$50,080
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.35	%(5)	1.34%	1.36%	1.47%	1.39%	1.51%
Interest and fee expense(6)	0.12	%(5)	0.13%	0.14%	0.15%	0.16%	0.37%
Total expenses before custodian fee reduction	1.47	%(5)	1.47%	1.50%	1.62%	1.55%	1.88%
Expenses after custodian fee reduction excluding interest and fees	1.35	%(5)	1.34%	1.36%	1.47%	1.38%	1.50%
Net investment income	6.40	%(5)	5.84%	6.16%	7.75%	7.47%	8.23%
Portfolio Turnover	4	%(3)	7%	15%	34%	17%	17%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees(7)	0.87	%(5)	0.88%	0.89%	0.92%	0.89%	0.93%
Interest and fee expense(6)	0.08	%(5)	0.09%	0.09%	0.09%	0.11%	0.23%
Total expenses(7)	0.95	%(5)	0.97%	0.98%	1.01%	1.00%	1.16%
Net investment income	4.13	%(5)	3.86%	4.04%	4.84%	4.81%	5.07%
Senior Securities:
Total preferred shares outstanding	1,028		1,028	1,028	1,028	1,028	1,028
Asset coverage per preferred share(8)	$72,259		$69,487	$75,645	$69,295	$72,208	$73,719
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$13.530		$15.920	$14.230	$14.710	$14.660	$12.130

Income (Loss) From Operations
Net investment income(1)	$0.393		$0.801	$0.821	$0.876	$0.882	$0.901
Net realized and unrealized gain (loss)	0.801		(2.389)	1.728	(0.490)	0.036	2.486
Distributions to preferred shareholders(1)
From net investment income	(0.004)		(0.015)	(0.019)	(0.026)	(0.031)	(0.099)

Total income (loss) from operations	$1.190		$(1.603)	$2.530	$0.360	$0.887	$3.288

Less Distributions to Common Shareholders
From net investment income	$(0.380)		$(0.787)	$(0.840)	$(0.840)	$(0.837)	$(0.758)

Total distributions to common shareholders	$(0.380)		$(0.787)	$(0.840)	$(0.840)	$(0.837)	$(0.758)

Net asset value — End of period (Common shares)	$14.340		$13.530	$15.920	$14.230	$14.710	$14.660

Market value — End of period (Common shares)	$13.150		$12.510	$16.510	$14.320	$15.160	$15.250

Total Investment Return on Net Asset Value(2)	9.22	%(3)	(10.28)%	18.26%	3.06%	6.43%	28.42%

Total Investment Return on Market Value(2)	8.32	%(3)	(20.01)%	21.87%	0.64%	5.44%	17.59%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$25,368		$23,925	$28,138	$25,134	$25,920	$25,771
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.50	%(5)	1.45%	1.46%	1.54%	1.45%	1.69%
Interest and fee expense(6)	0.08	%(5)	0.09%	0.09%	0.11%	0.09%	0.23%
Total expenses before custodian fee reduction	1.58	%(5)	1.54%	1.55%	1.65%	1.54%	1.92%
Expenses after custodian fee reduction excluding interest and fees	1.50	%(5)	1.45%	1.46%	1.54%	1.45%	1.68%
Net investment income	5.73	%(5)	5.31%	5.44%	6.60%	6.29%	7.41%
Portfolio Turnover	0	%(3)	3%	2%	27%	27%	43%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees(7)	0.96	%(5)	0.96%	0.97%	0.97%	0.94%	1.03%
Interest and fee expense(6)	0.05	%(5)	0.06%	0.06%	0.07%	0.05%	0.14%
Total expenses(7)	1.01	%(5)	1.02%	1.03%	1.04%	0.99%	1.17%
Net investment income	3.68	%(5)	3.52%	3.61%	4.18%	4.06%	4.53%
Senior Securities:
Total preferred shares outstanding	543		543	543	543	543	543
Asset coverage per preferred share(8)	$71,719		$69,061	$76,820	$71,288	$72,737	$72,462
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$13.160		$15.030	$14.040	$14.540	$14.730	$12.570

Income (Loss) From Operations
Net investment income(1)	$0.386		$0.789	$0.862	$0.913	$0.928	$0.925
Net realized and unrealized gain (loss)	0.842		(1.859)	1.038	(0.496)	(0.208)	2.110
Distributions to preferred shareholders(1)
From net investment income	(0.004)		(0.017)	(0.021)	(0.030)	(0.036)	(0.113)

Total income (loss) from operations	$1.224		$(1.087)	$1.879	$0.387	$0.684	$2.922

Less Distributions to Common Shareholders
From net investment income	$(0.364)		$(0.783)	$(0.889)	$(0.887)	$(0.874)	$(0.762)

Total distributions to common shareholders	$(0.364)		$(0.783)	$(0.889)	$(0.887)	$(0.874)	$(0.762)

Net asset value — End of period (Common shares)	$14.020		$13.160	$15.030	$14.040	$14.540	$14.730

Market value — End of period (Common shares)	$12.460		$11.790	$16.000	$13.610	$14.430	$13.900

Total Investment Return on Net Asset Value(2)	9.81	%(3)	(7.29)%	13.69%	3.25%	5.16%	25.29%

Total Investment Return on Market Value(2)	8.93	%(3)	(21.98)%	24.85%	0.85%	10.60%	42.90%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$21,228		$19,931	$22,759	$21,233	$21,985	$22,276
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses before custodian fee reduction	1.58	%(5)	1.55%	1.54%	1.58%	1.49%	1.70%
Expenses after custodian fee reduction	1.58	%(5)	1.55%	1.54%	1.58%	1.49%	1.69%
Net investment income	5.74	%(5)	5.46%	5.90%	6.76%	6.55%	7.30%
Portfolio Turnover	6	%(3)	29%	19%	5%	2%	9%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses(6)	0.96	%(5)	0.96%	0.96%	0.96%	0.92%	1.00%
Net investment income	3.48	%(5)	3.39%	3.68%	4.09%	4.04%	4.30%
Senior Securities:
Total preferred shares outstanding	533		533	533	533	533	533
Asset coverage per preferred share(7)	$64,828		$62,395	$67,701	$64,837	$66,248	$66,794
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$13.120		$14.640	$13.180	$14.410	$14.620	$11.980

Income (Loss) From Operations
Net investment income(1)	$0.376		$0.759	$0.820	$0.895	$0.943	$0.926
Net realized and unrealized gain (loss)	0.578		(1.537)	1.471	(1.179)	(0.207)	2.740
Distributions to preferred shareholders(1)
From net investment income	(0.004)		(0.015)	(0.019)	(0.026)	(0.031)	(0.088)
From net realized gain	—		—	—	—	—	(0.016)

Total income (loss) from operations	$0.950		$(0.793)	$2.272	$(0.310)	$0.705	$3.562

Less Distributions to Common Shareholders
From net investment income	$(0.350)		$(0.727)	$(0.812)	$(0.920)	$(0.915)	$(0.819)
From net realized gain	—		—	—	—	—	(0.103)

Total distributions to common shareholders	$(0.350)		$(0.727)	$(0.812)	$(0.920)	$(0.915)	$(0.922)

Net asset value — End of period (Common shares)	$13.720		$13.120	$14.640	$13.180	$14.410	$14.620

Market value — End of period (Common shares)	$12.310		$11.730	$15.090	$13.370	$15.350	$14.730

Total Investment Return on Net Asset Value(2)	7.67	%(3)	(5.48)%	17.69%	(1.80)%	5.10%	31.84%

Total Investment Return on Market Value(2)	8.05	%(3)	(18.01)%	19.58%	(6.49)%	11.12%	33.95%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$35,798		$34,221	$38,140	$34,186	$37,222	$37,628
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.33	%(5)	1.35%	1.39%	1.42%	1.36%	1.53%
Interest and fee expense(6)	0.01	%(5)	0.04%	0.12%	0.15%	0.17%	0.46%
Total expenses before custodian fee reduction	1.34	%(5)	1.39%	1.51%	1.57%	1.53%	1.99%
Expenses after custodian fee reduction excluding interest and fees	1.33	%(5)	1.35%	1.39%	1.41%	1.36%	1.52%
Net investment income	5.68	%(5)	5.35%	5.87%	6.96%	6.79%	7.81%
Portfolio Turnover	3	%(3)	11%	16%	4%	8%	39%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.86	%(5)	0.88%	0.90%	0.90%	0.88%	0.93%
Interest and fee expense(6)	0.00	%(5)(7)	0.03%	0.08%	0.09%	0.11%	0.28%
Total expenses before custodian fee reduction	0.86	%(5)	0.91%	0.98%	0.99%	0.99%	1.21%
Expenses after custodian fee reduction excluding interest and fees	0.86	%(5)	0.88%	0.90%	0.89%	0.88%	0.92%
Net investment income	3.63	%(5)	3.50%	3.81%	4.38%	4.39%	4.75%
Senior Securities:
Total preferred shares outstanding	784		784	784	784	784	784
Asset coverage per preferred share(8)	$70,661		$68,650	$73,649	$68,605	$72,478	$72,996
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$12.380		$13.900	$12.760	$13.400	$13.620	$11.530

Income (Loss) From Operations
Net investment income(1)	$0.373		$0.714	$0.775	$0.868	$0.847	$0.857
Net realized and unrealized gain (loss)	0.404		(1.537)	1.162	(0.621)	(0.167)	2.087
Distributions to preferred shareholders(1)
From net investment income	(0.003)		(0.010)	(0.013)	(0.018)	(0.021)	(0.066)

Total income (loss) from operations	$0.774		$(0.833)	$1.924	$0.229	$0.659	$2.878

Less Distributions to Common Shareholders
From net investment income	$(0.344)		$(0.687)	$(0.784)	$(0.869)	$(0.879)	$(0.788)

Total distributions to common shareholders	$(0.344)		$(0.687)	$(0.784)	$(0.869)	$(0.879)	$(0.788)

Net asset value — End of period (Common shares)	$12.810		$12.380	$13.900	$12.760	$13.400	$13.620

Market value — End of period (Common shares)	$11.990		$11.120	$13.970	$12.890	$14.000	$13.610

Total Investment Return on Net Asset Value(2)	6.62	%(3)	(6.01)%	15.47%	2.16%	5.20%	26.71%

Total Investment Return on Market Value(2)	11.10	%(3)	(16.01)%	14.89%	(1.21)%	9.99%	37.98%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$32,870		$31,779	$35,669	$32,717	$34,328	$34,847
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.43	%(5)	1.40%	1.42%	1.47%	1.41%	1.51%
Interest and fee expense(6)	0.16	%(5)	0.17%	0.22%	0.28%	0.28%	0.63%
Total expenses before custodian fee reduction	1.59	%(5)	1.57%	1.64%	1.75%	1.69%	2.14%
Expenses after custodian fee reduction excluding interest and fees	1.43	%(5)	1.40%	1.42%	1.46%	1.41%	1.50%
Net investment income	5.97	%(5)	5.33%	5.80%	7.07%	6.49%	7.67%
Portfolio Turnover	3	%(3)	14%	18%	17%	13%	30%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.01	%(5)	1.01%	1.02%	1.03%	1.01%	1.03%
Interest and fee expense(6)	0.12	%(5)	0.12%	0.16%	0.20%	0.20%	0.43%
Total expenses before custodian fee reduction	1.13	%(5)	1.13%	1.18%	1.23%	1.21%	1.46%
Expenses after custodian fee reduction excluding interest and fees	1.01	%(5)	1.01%	1.02%	1.02%	1.01%	1.02%
Net investment income	4.23	%(5)	3.85%	4.18%	4.98%	4.65%	5.24%
Senior Securities:
Total preferred shares outstanding	530		530	530	530	530	530
Asset coverage per preferred share(7)	$87,020		$84,960	$92,301	$86,730	$89,770	$90,749
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

53	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$12.220		$13.800	$12.220	$12.960	$12.980	$11.330

Income (Loss) From Operations
Net investment income(1)	$0.373		$0.736	$0.762	$0.814	$0.828	$0.846
Net realized and unrealized gain (loss)	0.682		(1.584)	1.606	(0.759)	(0.058)	1.592
Distributions to preferred shareholders(1)
From net investment income	(0.004)		(0.013)	(0.016)	(0.023)	(0.028)	(0.101)

Total income (loss) from operations	$1.051		$(0.861)	$2.352	$0.032	$0.742	$2.337

Less Distributions to Common Shareholders
From net investment income	$(0.351)		$(0.719)	$(0.772)	$(0.772)	$(0.762)	$(0.687)

Total distributions to common shareholders	$(0.351)		$(0.719)	$(0.772)	$(0.772)	$(0.762)	$(0.687)

Net asset value — End of period (Common shares)	$12.920		$12.220	$13.800	$12.220	$12.960	$12.980

Market value — End of period (Common shares)	$11.890		$11.380	$15.200	$12.780	$14.100	$13.250

Total Investment Return on Net Asset Value(2)	9.00	%(3)	(6.46)%	19.50%	0.65%	6.04%	22.05%

Total Investment Return on Market Value(2)	7.71	%(3)	(20.91)%	25.85%	(3.25)%	13.01%	25.48%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$32,782		$30,995	$34,985	$30,922	$32,726	$32,710
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.37	%(6)	1.33%	1.35%	1.42%	1.36%	1.57%
Interest and fee expense(7)	0.03	%(6)	0.02%	0.01%	0.02%	0.02%	0.10%
Total expenses(5)	1.40	%(6)	1.35%	1.36%	1.44%	1.38%	1.67%
Net investment income	6.01	%(6)	5.51%	5.83%	6.98%	6.61%	7.87%
Portfolio Turnover	5	%(3)	12%	12%	10%	11%	18%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees(5)	0.89	%(6)	0.89%	0.89%	0.90%	0.88%	0.95%
Interest and fee expense(7)	0.02	%(6)	0.01%	0.01%	0.01%	0.01%	0.06%
Total expenses(5)	0.91	%(6)	0.90%	0.90%	0.91%	0.89%	1.01%
Net investment income	3.91	%(6)	3.67%	3.85%	4.43%	4.30%	4.77%
Senior Securities:
Total preferred shares outstanding	680		680	680	680	680	680
Asset coverage per preferred share(8)	$73,209		$70,581	$76,450	$70,474	$73,128	$73,104
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

55	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$12.710		$14.460	$13.180	$13.640	$13.900	$12.030

Income (Loss) From Operations
Net investment income(1)	$0.419		$0.812	$0.829	$0.893	$0.878	$0.889
Net realized and unrealized gain (loss)	0.732		(1.742)	1.342	(0.460)	(0.270)	2.123
Distributions to preferred shareholders(1)
From net investment income	(0.004)		(0.014)	(0.018)	(0.025)	(0.030)	(0.071)
From net realized gain	—		—	—	—	—	(0.045)

Total income (loss) from operations	$1.147		$(0.944)	$2.153	$0.408	$0.578	$2.896

Less Distributions to Common Shareholders
From net investment income	$(0.387)		$(0.806)	$(0.873)	$(0.868)	$(0.838)	$(0.753)
From net realized gain	—		—	—	—	—	(0.273)

Total distributions to common shareholders	$(0.387)		$(0.806)	$(0.873)	$(0.868)	$(0.838)	$(1.026)

Net asset value — End of period (Common shares)	$13.470		$12.710	$14.460	$13.180	$13.640	$13.900

Market value — End of period (Common shares)	$12.280		$11.590	$15.780	$13.030	$14.230	$14.600

Total Investment Return on Net Asset Value(2)	9.49	%(3)	(6.69)%	16.76%	3.63%	4.53%	27.36%

Total Investment Return on Market Value(2)	9.46	%(3)	(22.03)%	28.88%	(1.79)%	3.82%	20.09%

56	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$39,863		$37,619	$42,791	$38,972	$40,256	$40,956
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.36	%(5)	1.35%	1.33%	1.41%	1.36%	1.52%
Interest and fee expense(6)	0.10	%(5)	0.06%	0.04%	0.08%	0.07%	0.17%
Total expenses before custodian fee reduction	1.46	%(5)	1.41%	1.37%	1.49%	1.43%	1.69%
Expenses after custodian fee reduction excluding interest and fees	1.36	%(5)	1.35%	1.33%	1.40%	1.36%	1.51%
Net investment income	6.50	%(5)	5.83%	5.98%	7.19%	6.67%	7.80%
Portfolio Turnover	1	%(3)	14%	11%	12%	19%	8%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.87	%(5)	0.88%	0.87%	0.88%	0.87%	0.91%
Interest and fee expense(6)	0.06	%(5)	0.04%	0.03%	0.05%	0.05%	0.10%
Total expenses before custodian fee reduction	0.93	%(5)	0.92%	0.90%	0.93%	0.92%	1.01%
Expenses after custodian fee reduction excluding interest and fees	0.87	%(5)	0.88%	0.87%	0.88%	0.87%	0.90%
Net investment income	4.15	%(5)	3.82%	3.91%	4.51%	4.28%	4.68%
Senior Securities:
Total preferred shares outstanding	869		869	869	869	869	869
Asset coverage per preferred share(7)	$70,873		$68,290	$74,242	$69,847	$71,327	$72,133
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

57	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2013, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized

58

Eaton Vance

Municipal Bond Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

September 30, 2016	$658,427	$52,500	$—	$1,883
September 30, 2017	2,011,041	1,365,711	94,578	—
September 30, 2018	11,539,291	3,330,399	1,054,999	579,696
September 30, 2019	1,277,303	1,539,887	225,669	515,704

Total capital loss carryforward	$15,486,062	$6,288,497	$1,375,246	$1,097,283

Deferred capital losses	$7,556,202	$5,315,587	$1,385,634	$162,382

Expiration Date	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

September 30, 2016	$—	$41,818	$83,319	$—
September 30, 2017	244,927	1,233,356	1,620,085	—
September 30, 2018	2,060,337	1,545,637	3,381,936	1,949,047
September 30, 2019	1,369,694	1,548,104	669,118	925,899

Total capital loss carryforward	$3,674,958	$4,368,915	$5,754,458	$2,874,946

Deferred capital losses	$1,501,196	$1,696,957	$1,180,207	$1,931,731

As of March 31, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker

59

Eaton Vance

Municipal Bond Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2014. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2014, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Floating Rate Notes Outstanding	$42,295,000	$9,885,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.06 - 0.31	0.06 - 0.08	0.06 - 0.08
Collateral for Floating Rate Notes Outstanding	$51,808,613	$11,705,526	$4,348,266

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$225,000	$9,305,000	$1,050,000	$4,440,000
Interest Rate or Range of Interest Rates (%)	0.21	0.06 - 0.08	0.06 - 1.21	0.06 - 1.21
Collateral for Floating Rate Notes Outstanding	$259,470	$11,873,402	$1,464,235	$6,131,405

For the six months ended March 31, 2014, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Floating Rate Notes Outstanding	$42,129,670	$9,885,000	$3,330,000
Average Interest Rate	0.62%	0.58%	0.61%

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$225,000	$9,112,390	$1,050,000	$4,440,000
Average Interest Rate	1.08%	0.58%	0.92%	0.84%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2014.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

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The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Fund. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds’ By-laws and the 1940 Act. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

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3  Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at March 31, 2014, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Dividend Rates at March 31, 2014	0.10%	0.23%	0.10%	0.21%	0.10%
Dividends Accrued to APS Shareholders	$11,169	$11,841	$12,843	$7,156	$6,706
Average APS Dividend Rates	0.10%	0.11%	0.10%	0.11%	0.10%
Dividend Rate Ranges (%)	0.07 - 0.18	0.07 - 0.23	0.07 - 0.18	0.07 - 0.23	0.07 - 0.18

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Dividend Rates at March 31, 2014	0.10%	0.10%	0.23%	0.21%
Dividends Accrued to APS Shareholders	$10,458	$6,546	$9,007	$11,452
Average APS Dividend Rates	0.11%	0.10%	0.11%	0.11%
Dividend Rate Ranges (%)	0.07 - 0.23	0.07 - 0.17	0.07 - 0.23	0.07 - 0.23

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of March 31, 2014.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding APS issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2014, the investment adviser fees were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investment Adviser Fee	$567,808	$220,278	$109,183	$92,452

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investment Adviser Fee	$149,350	$148,981	$135,863	$176,156

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Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2014 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Purchases	$10,926,983	$4,836,307	$—	$2,375,635
Sales	$10,325,334	$2,872,567	$750,000	$1,975,597

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Purchases	$1,481,014	$3,302,958	$2,393,960	$802,058
Sales	$1,698,918	$1,671,196	$2,276,542	$1,004,659

6  Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the six months ended March 31, 2014 and the year ended September 30, 2013 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Six Months Ended March 31, 2014 (Unaudited)	—	—	—	—
Year Ended September 30, 2013	6,020	1,517	692	144

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Six Months Ended March 31, 2014 (Unaudited)	—	—	—	—
Year Ended September 30, 2013	3,216	760	2,095	1,153

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Funds to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the six months ended March 31, 2014.

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7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Aggregate cost	$161,952,645	$68,437,433	$33,871,096	$33,570,874

Gross unrealized appreciation	$14,065,329	$5,646,829	$3,312,360	$1,643,843
Gross unrealized depreciation	(8,587,192)	(616,215)	(134,944)	(496,595)

Net unrealized appreciation	$5,478,137	$5,030,614	$3,177,416	$1,147,248

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Aggregate cost	$50,335,070	$42,480,832	$45,054,379	$58,082,802

Gross unrealized appreciation	$4,162,147	$3,179,262	$4,241,636	$3,378,668
Gross unrealized depreciation	(304,140)	(653,222)	(305,456)	(693,799)

Net unrealized appreciation	$3,858,007	$2,526,040	$3,936,180	$2,684,869

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2014, the Municipal Fund II, California Fund II and Pennsylvania Fund had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $891,964, $97,202 and $91,526, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2014. The Funds’ average overdraft advances during the six months ended March 31, 2014 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

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A summary of obligations under these financial instruments at March 31, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Municipal II	6/14	44 U.S. Long Treasury Bond	Short	$(5,772,513)	$(5,861,625)	$(89,112)
California II	6/14	15 U.S. 10-Year Treasury Note	Short	$(1,858,801)	$(1,852,500)	$6,301
	6/14	23 U.S. Long Treasury Bond	Short	(3,017,450)	(3,064,031)	(46,581)
Massachusetts	6/14	14 U.S. Long Treasury Bond	Short	$(1,836,709)	$(1,865,063)	$(28,354)
Michigan	6/14	12 U.S. Long Treasury Bond	Short	$(1,574,322)	$(1,598,625)	$(24,303)
New Jersey	6/14	50 U.S. Long Treasury Bond	Short	$(6,559,675)	$(6,660,938)	$(101,263)
New York II	6/14	22 U.S. Long Treasury Bond	Short	$(2,886,257)	$(2,930,813)	$(44,556)
Ohio	6/14	20 U.S. Long Treasury Bond	Short	$(2,623,870)	$(2,664,375)	$(40,505)
Pennsylvania	6/14	55 U.S. Long Treasury Bond	Short	$(7,215,642)	$(7,327,032)	$(111,390)

At March 31, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2014 were as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Asset Derivative:
Futures Contracts	$—		$6,301	(1)	$—		$—

Total	$—		$6,301		$—		$—

Liability Derivative:
Futures Contracts	$(89,112	)(1)	$(46,581	)(1)	$(28,354	)(1)	$(24,303	)(1)

Total	$(89,112)		$(46,581)		$(28,354)		$(24,303)

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	New Jersey Fund		New York Fund II		Ohio Fund		Pennsylvania Fund

Liability Derivative:
Futures Contracts	$(101,263	)(1)	$(44,556	)(1)	$(40,505	)(1)	$(111,390	)(1)

Total	$(101,263)		$(44,556)		$(40,505)		$(111,390)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2014 was as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(123,514	)(1)	$(116,125	)(1)	$(33,681	)(1)	$(21,486	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$3,885	(2)	$46,478	(2)	$(5,907	)(2)	$(6,360	)(2)

	New Jersey Fund		New York Fund II		Ohio Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(146,845	)(1)	$(52,927	)(1)	$(57,961	)(1)	$(132,317	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(5,059	)(2)	$(9,281	)(2)	$9,887	(2)	$(23,203	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2014, which are indicative of the volume of this derivative type, were approximately as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Notional Amount:
Futures Contracts	$4,800,000	$3,943,000	$1,400,000	$1,129,000

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Notional Amount:
Futures Contracts	$5,714,000	$2,200,000	$2,129,000	$5,500,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

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•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$209,689,545	$—	$209,689,545
Corporate Bonds & Notes	—	—	36,237	36,237

Total Investments	$—	$209,689,545	$36,237	$209,725,782

Liability Description
Futures Contracts	$(89,112)	$—	$—	$(89,112)

Total	$(89,112)	$—	$—	$(89,112)

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$83,353,047	$—	$83,353,047

Total Investments	$—	$83,353,047	$—	$83,353,047
Futures Contracts	$6,301	$—	$—	$6,301

Total	$6,301	$83,353,047	$—	$83,359,348

Liability Description
Futures Contracts	$(46,581)	$—	$—	$(46,581)

Total	$(46,581)	$—	$—	$(46,581)

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$40,378,512	$—	$40,378,512

Total Investments	$—	$40,378,512	$—	$40,378,512

Liability Description
Futures Contracts	$(28,354)	$—	$—	$(28,354)

Total	$(28,354)	$—	$—	$(28,354)

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Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$34,718,122	$—	$34,718,122

Total Investments	$—	$34,718,122	$—	$34,718,122

Liability Description
Futures Contracts	$(24,303)	$—	$—	$(24,303)

Total	$(24,303)	$—	$—	$(24,303)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$53,948,352	$—	$53,948,352
Taxable Municipal Securities	—	469,725	—	469,725

Total Investments	$—	$54,418,077	$—	$54,418,077

Liability Description
Futures Contracts	$(101,263)	$—	$—	$(101,263)

Total	$(101,263)	$—	$—	$(101,263)

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$54,311,872	$—	$54,311,872

Total Investments	$—	$54,311,872	$—	$54,311,872

Liability Description
Futures Contracts	$(44,556)	$—	$—	$(44,556)

Total	$(44,556)	$—	$—	$(44,556)

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$50,040,559	$—	$50,040,559

Total Investments	$—	$50,040,559	$—	$50,040,559

Liability Description
Futures Contracts	$(40,505)	$—	$—	$(40,505)

Total	$(40,505)	$—	$—	$(40,505)

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Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$65,207,671	$—	$65,207,671

Total Investments	$—	$65,207,671	$—	$65,207,671

Liability Description
Futures Contracts	$(111,390)	$—	$—	$(111,390)

Total	$(111,390)	$—	$—	$(111,390)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Municipal Fund II.

The California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs.

Level 3 investments held by Municipal Fund II at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2014 is not presented.

At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of March 31, 2014, Fund records indicate that there are 16, 5, 3, 4, 6, 12, 6 and 25 registered shareholders for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively, and approximately 3,538, 1,234, 822, 848, 1,138, 1,035, 1,344 and 1,579 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund II	EIV
California Municipal Bond Fund II	EIA
Massachusetts Municipal Bond Fund	MAB
Michigan Municipal Bond Fund	MIW

New Jersey Municipal Bond Fund	EMJ
New York Municipal Bond Fund II	NYH
Ohio Municipal Bond Fund	EIO
Pennsylvania Municipal Bond Fund	EIP

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Funds’ Boards of Trustees approved a share repurchase program authorizing each Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, are disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7728    3.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 9, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 9, 2014